SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza Five

Jersey City, NJ 07311-4992

July 24, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Income Funds (File Nos. 033-06502 / 811-04708)

SunAmerica Senior Floating Rate Fund, Inc. (File Nos. 333-32798 / 811-08727)

Dear Sir or Madam:

On behalf of the SunAmerica High Yield Bond Fund, a series of the SunAmerica Income Funds, and the SunAmerica Senior Floating Rate Fund, Inc. (each a “Fund” and collectively, the “Funds”) we hereby transmit for filing pursuant to Rule 14a-6(h) under the Securities Exchange Act of 1934, as amended, proxy materials consisting of a definitive proxy statement, a notice to shareholders and revised form of proxy cards in connection with a Special Joint Meeting of Shareholders of the Funds that is scheduled to be held on September 15, 2009. The revised material consist of new proxy cards to replace the cards that were filed in connection with the Funds’ definitive proxy materials on July 21, 2009 (the “prior filing”). No other information in the proxy material has changed from the prior filing. Additionally included in this filing is the Funds’ comment response letter, which also has not changed from the prior filing.

If you have any questions regarding the foregoing, please do not hesitate to contact the undersigned at (201) 324-6369.

Very truly yours,

/s/ Kathleen D. Fuentes
Kathleen D. Fuentes